EXCHANGEABLE SHARES, CLASS B SHARES AND CLASS C SHARES - Schedule of Units (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exchangeable Shares
Opening balance (in shares)	72,954,450
Shares exchanged to LP Units (in shares)	(4)	(1,135)
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	72,954,446	72,954,450
Class B Shares
Opening balance (in shares)	1
Shares exchanged to LP Units (in shares)	0
Remeasurement (gains) losses (in shares)	0
Ending balance (in shares)	1	1
Exchangeable and class B shares
Opening balance	$ 1,501
Shares exchanged to LP Units	0
Remeasurement (gains) losses	208
Ending balance	$ 1,709	$ 1,501